Distribution Date:	10/18/21	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Current Mortgage Loan and Property Stratification	9-13		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	16-17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61761QAA1	0.777000%	75,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761QAB9	1.689000%	145,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61761QAC7	2.699000%	98,964,000.00	20,254,511.86	1,481,526.59	45,555.77	0.00	0.00	1,527,082.36	18,772,985.27	42.40%	30.00%
A-3	61761QAD5	2.863000%	140,000,000.00	109,072,619.80	0.00	260,229.09	0.00	0.00	260,229.09	109,072,619.80	42.40%	30.00%
A-4	61761QAE3	3.134000%	335,996,000.00	335,996,000.00	0.00	877,509.55	0.00	0.00	877,509.55	335,996,000.00	42.40%	30.00%
A-S	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	0.00	304,135.40	0.00	0.00	304,135.40	108,105,000.00	28.97%	20.50%
B	61761QAH6	3.525062%	68,276,000.00	68,276,000.00	0.00	200,564.29	0.00	0.00	200,564.29	68,276,000.00	20.49%	14.50%
C	61761QAK9	4.022062%	42,673,000.00	42,673,000.00	0.00	143,027.88	0.00	0.00	143,027.88	42,673,000.00	15.19%	10.75%
D	61761QAN3	4.022062%	48,363,000.00	48,363,000.00	0.00	162,099.16	0.00	0.00	162,099.16	48,363,000.00	9.19%	6.50%
E	61761QAQ6	4.022062%	19,914,000.00	19,914,000.00	0.00	66,746.12	0.00	0.00	66,746.12	19,914,000.00	6.71%	4.75%
F	61761QAS2	4.022062%	12,802,000.00	12,802,000.00	0.00	42,908.70	0.00	0.00	42,908.70	12,802,000.00	5.12%	3.63%
G	61761QAU7	4.022062%	21,336,000.00	21,336,000.00	0.00	21,652.47	0.00	0.00	21,652.47	21,336,000.00	2.47%	1.75%
H	61761QAW3	4.022062%	19,914,694.00	19,914,694.00	0.00	0.00	0.00	0.00	0.00	19,914,694.00	0.00%	0.00%
R	61761QAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,137,943,694.00	806,706,825.66	1,481,526.59	2,124,428.43	0.00	0.00	3,605,955.02	805,225,299.07

Notional Certificates
X-A	61761QAF0	0.909352%	904,665,000.00	573,428,131.66	0.00	434,539.87	0.00	0.00	434,539.87	571,946,605.07
X-B	61761QAL7	0.497000%	68,276,000.00	68,276,000.00	0.00	28,277.64	0.00	0.00	28,277.64	68,276,000.00
Notional SubTotal			972,941,000.00	641,704,131.66	0.00	462,817.51	0.00	0.00	462,817.51	640,222,605.07

Deal Distribution Total					1,481,526.59	2,587,245.94	0.00	0.00	4,068,772.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61761QAC7	204.66545269	14.97035882	0.46032668	0.00000000	0.00000000	0.00000000	0.00000000	15.43068550	189.69509387
A-3	61761QAD5	779.09014143	0.00000000	1.85877921	0.00000000	0.00000000	0.00000000	0.00000000	1.85877921	779.09014143
A-4	61761QAE3	1,000.00000000	0.00000000	2.61166666	0.00000000	0.00000000	0.00000000	0.00000000	2.61166666	1,000.00000000
A-S	61761QAG8	1,000.00000000	0.00000000	2.81333333	0.00000000	0.00000000	0.00000000	0.00000000	2.81333333	1,000.00000000
B	61761QAH6	1,000.00000000	0.00000000	2.93755185	0.00000000	0.00000000	0.00000000	0.00000000	2.93755185	1,000.00000000
C	61761QAK9	1,000.00000000	0.00000000	3.35171842	0.00000000	0.00000000	0.00000000	0.00000000	3.35171842	1,000.00000000
D	61761QAN3	1,000.00000000	0.00000000	3.35171846	0.00000000	0.00000000	0.00000000	0.00000000	3.35171846	1,000.00000000
E	61761QAQ6	1,000.00000000	0.00000000	3.35171839	0.00000000	0.00000000	0.00000000	0.00000000	3.35171839	1,000.00000000
F	61761QAS2	1,000.00000000	0.00000000	3.35171848	0.00000000	0.00000000	0.00000000	0.00000000	3.35171848	1,000.00000000
G	61761QAU7	1,000.00000000	0.00000000	1.01483268	2.33688601	2.33688601	0.00000000	0.00000000	1.01483268	1,000.00000000
H	61761QAW3	1,000.00000000	0.00000000	0.00000000	3.35171859	47.74089273	0.00000000	0.00000000	0.00000000	1,000.00000000
R	61761QAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761QAF0	633.85687703	0.00000000	0.48033236	0.00000000	0.00000000	0.00000000	0.00000000	0.48033236	632.21922487
X-B	61761QAL7	1,000.00000000	0.00000000	0.41416662	0.00000000	0.00000000	0.00000000	0.00000000	0.41416662	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	45,555.77	0.00	45,555.77	0.00	0.00	0.00	45,555.77	0.00
A-3	09/01/21 - 09/30/21	30	0.00	260,229.09	0.00	260,229.09	0.00	0.00	0.00	260,229.09	0.00
A-4	09/01/21 - 09/30/21	30	0.00	877,509.55	0.00	877,509.55	0.00	0.00	0.00	877,509.55	0.00
A-S	09/01/21 - 09/30/21	30	0.00	304,135.40	0.00	304,135.40	0.00	0.00	0.00	304,135.40	0.00
B	09/01/21 - 09/30/21	30	0.00	200,564.29	0.00	200,564.29	0.00	0.00	0.00	200,564.29	0.00
C	09/01/21 - 09/30/21	30	0.00	143,027.88	0.00	143,027.88	0.00	0.00	0.00	143,027.88	0.00
D	09/01/21 - 09/30/21	30	0.00	162,099.16	0.00	162,099.16	0.00	0.00	0.00	162,099.16	0.00
E	09/01/21 - 09/30/21	30	0.00	66,746.12	0.00	66,746.12	0.00	0.00	0.00	66,746.12	0.00
F	09/01/21 - 09/30/21	30	0.00	42,908.70	0.00	42,908.70	0.00	0.00	0.00	42,908.70	0.00
G	09/01/21 - 09/30/21	30	0.00	71,512.27	0.00	71,512.27	49,859.80	0.00	0.00	21,652.47	49,859.80
H	09/01/21 - 09/30/21	30	883,996.82	66,748.45	0.00	66,748.45	66,748.45	0.00	0.00	0.00	950,745.27
X-A	09/01/21 - 09/30/21	30	0.00	434,539.87	0.00	434,539.87	0.00	0.00	0.00	434,539.87	0.00
X-B	09/01/21 - 09/30/21	30	0.00	28,277.64	0.00	28,277.64	0.00	0.00	0.00	28,277.64	0.00
Totals			883,996.82	2,703,854.19	0.00	2,703,854.19	116,608.25	0.00	0.00	2,587,245.94	1,000,605.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Original				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Non-PST)	61761QAG8	3.376000%	108,105,000.00	108,105,000.00	0.00	304,135.40	0.00	0.00	304,135.40	108,105,000.00
A-S (PST)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PST)	61761QAH6	3.525062%	68,276,000.00	68,276,000.00	0.00	200,564.29	0.00	0.00	200,564.29	68,276,000.00
B (PST)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PST)	61761QAK9	4.022062%	42,673,000.00	42,673,000.00	0.00	143,027.88	0.00	0.00	143,027.88	42,673,000.00
C (PST)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total				219,054,000.00	0.00	647,727.58	0.00	0.00	647,727.58	219,054,000.00

Exchangeable Certificate Details
PST	61761QAJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 28

	Additional Information

	Total Available Distribution Amount (1)	4,068,772.53
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	0
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Penalties.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,719,823.96	Master Servicing Fee	12,507.61
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,339.45
Interest Adjustments	0.00	Trustee Fee	282.35
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Senior Trust Advisor Fee	840.32
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,719,823.96	Total Fees	15,969.73

Principal		Expenses/Reimbursements
Scheduled Principal	1,481,526.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	71,366.56
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,849.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	305.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	34,087.38
Total Principal Collected	1,481,526.56	Total Expenses/Reimbursements	116,608.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,587,245.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,481,526.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,068,772.53
Total Funds Collected	4,201,350.52	Total Funds Distributed	4,201,350.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	806,706,826.26	806,706,826.26	Beginning Certificate Balance	806,706,825.66
(-) Scheduled Principal Collections	1,481,526.56	1,481,526.56	(-) Principal Distributions	1,481,526.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	805,225,299.67	805,225,299.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	808,620,814.04	808,620,814.04	Ending Certificate Balance	805,225,299.07
Ending Actual Collateral Balance	807,287,680.18	807,287,680.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.02%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP
10,000,000 or less	22	117,256,095.37	14.56%	14	4.4552	1.844400	1.30 or less	11	109,644,269.24	13.62%	11	4.3366	0.671412
10,000,001 to 20,000,000	6	86,172,842.95	10.70%	10	4.1886	1.297283	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	70,797,493.50	8.79%	16	4.2063	1.446465	1.41 to 1.50	3	47,842,946.26	5.94%	15	4.2553	1.434989
30,000,001 to 40,000,000	1	32,260,668.73	4.01%	15	4.0980	1.520000	1.51 to 1.60	2	40,673,166.28	5.05%	15	4.1098	1.524137
40,000,001 to 50,000,000	1	40,700,668.97	5.05%	14	3.3640	3.540000	1.61 to 1.70	3	108,449,242.86	13.47%	13	4.3094	1.698482
50,000,001 to 60,000,000	1	54,400,000.00	6.76%	15	3.7550	4.590000	1.71 to 1.80	2	12,141,194.82	1.51%	13	4.8167	1.773171
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	5,959,145.71	0.74%	14	4.2200	1.830000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	29,675,059.55	3.69%	16	4.3501	1.920730
90,000,001 to 100,000,000	1	100,000,000.00	12.42%	13	4.3100	1.700000	2.01 to 2.10	3	10,943,114.22	1.36%	14	4.2657	2.043941
100,000,001 or greater	1	101,145,009.30	12.56%	14	3.4140	2.700000	2.11 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743	2.51 or greater	9	239,897,022.45	29.79%	14	3.6201	3.422793
							Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	202,492,520.85	25.15%	14	4.0836	NAP
							Defeased	13	202,492,520.85	25.15%	14	4.0836	NAP
California	4	40,611,867.31	5.04%	15	4.3816	2.560590
							Lodging	3	20,133,317.84	2.50%	16	4.5279	1.734551
Connecticut	2	5,280,320.73	0.66%	15	4.5350	0.750000
							Mixed Use	3	40,822,782.06	5.07%	15	4.2260	1.387410
Georgia	2	2,630,209.51	0.33%	14	4.0300	2.780000
							Mobile Home Park	6	20,849,931.61	2.59%	15	4.5317	1.763266
Illinois	1	6,620,432.95	0.82%	14	4.1850	1.700000
							Multi-Family	1	4,344,144.42	0.54%	15	4.8500	1.300000
Indiana	1	12,932,402.73	1.61%	(21)	4.1690	(0.310000)
							Office	7	179,507,450.52	22.29%	11	4.2783	1.515164
Louisiana	1	4,227,732.88	0.53%	16	4.7590	(0.340000)
							Retail	14	269,825,576.47	33.51%	14	3.7949	2.320779
Maryland	2	10,428,975.80	1.30%	15	4.4031	1.684222
							Self Storage	9	67,249,575.90	8.35%	15	3.8612	4.226159
Mississippi	1	6,917,433.99	0.86%	16	4.5300	(0.240000)
							Totals	56	805,225,299.67	100.00%	14	4.0458	2.177743
New Jersey	4	42,110,250.27	5.23%	15	4.0266	2.302853

New York	11	178,738,519.49	22.20%	14	4.1631	2.537004

North Carolina	2	43,193,051.54	5.36%	14	3.4145	3.451714

Ohio	1	4,344,144.42	0.54%	15	4.8500	1.300000

Pennsylvania	1	101,145,009.30	12.56%	14	3.4140	2.700000

South Carolina	1	16,164,385.62	2.01%	14	4.6120	0.620000

Texas	5	76,092,444.96	9.45%	15	4.1271	1.336894

Virginia	3	44,484,963.72	5.52%	15	4.2844	1.739765

Wisconsin	1	6,810,633.60	0.85%	13	4.7930	1.760000

Totals	56	805,225,299.67	100.00%	14	4.0458	2.177743

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP
	4.000% or less	5	230,904,468.42	28.68%	14	3.5681	3.229415	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	20	306,910,586.15	38.11%	13	4.2362	1.667795	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	11	64,917,724.25	8.06%	15	4.7262	0.906033	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743	49 months or greater	36	602,732,778.82	74.85%	14	4.0330	2.183999
								Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP
	79 months or less	36	602,732,778.82	74.85%	14	4.0330	2.183999	Interest Only	3	168,400,000.00	20.91%	14	4.0986	2.833943
	80 to 109 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	33	434,332,778.82	53.94%	14	4.0076	1.932002
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	202,492,520.85	25.15%	14	4.0836	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	557,836,612.10	69.28%	14	3.9987	2.306848
	12 to 24 months	4	40,552,022.30	5.04%	3	4.4184	0.588785
	24 months or greater	1	4,344,144.42	0.54%	15	4.8500	1.300000
	Totals	48	805,225,299.67	100.00%	14	4.0458	2.177743
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300080001	RT	Tannersville	PA	Actual/360	3.414%	288,390.58	222,505.97	0.00	N/A	12/01/22	--	101,367,515.30	101,145,009.30	10/01/21
2	453000147	OF	New York	NY	Actual/360	4.310%	359,166.67	0.00	0.00	N/A	11/07/22	--	100,000,000.00	100,000,000.00	10/07/21
4	1239756	OF	Philadelphia	PA	Actual/360	3.830%	201,257.92	156,507.17	0.00	N/A	11/07/22	--	63,057,312.05	62,900,804.88	10/07/21
6	300080006	SS	Various	NY	Actual/360	3.755%	170,226.67	0.00	0.00	N/A	01/01/23	--	54,400,000.00	54,400,000.00	10/01/21
7	300080007	RT	Smithfield	NC	Actual/360	3.364%	114,401.84	108,549.37	0.00	N/A	12/01/22	--	40,809,218.34	40,700,668.97	10/01/21
8	300080008	RT	Wyomissing	PA	Actual/360	3.692%	153,833.33	0.00	0.00	N/A	02/01/23	--	50,000,000.00	50,000,000.00	10/01/21
9	300080009	MU	Lubbock	TX	Actual/360	4.098%	110,436.44	77,965.68	0.00	N/A	01/01/23	--	32,338,634.41	32,260,668.73	10/01/21
11	300080011	RT	Fairfax	VA	Actual/360	4.200%	104,802.22	71,243.96	0.00	N/A	01/01/23	--	29,943,492.46	29,872,248.50	10/01/21
12	300080012	RT	Paramus	NJ	Actual/360	3.991%	68,875.15	50,348.99	0.00	N/A	02/01/23	--	20,709,139.14	20,658,790.15	10/01/21
13	300080013	OF	Rancho Cordova	CA	Actual/360	4.435%	75,073.71	46,611.27	0.00	N/A	02/01/23	--	20,313,066.12	20,266,454.85	10/01/21
14	300080014	OF	Hamden	CT	Actual/360	4.366%	72,387.28	46,319.81	0.00	N/A	10/01/22	--	19,894,586.46	19,848,266.65	10/01/21
15	300080015	OF	Houston	TX	Actual/360	4.200%	68,396.85	43,436.49	0.00	N/A	01/01/23	--	19,541,956.48	19,498,519.99	10/01/21
16	300080016	RT	Anderson	SC	Actual/360	4.612%	62,336.61	55,027.52	0.00	N/A	12/01/22	--	16,219,413.14	16,164,385.62	02/01/21
17	300080017	MH	Newport News	VA	Actual/360	4.850%	70,434.90	38,269.62	0.00	N/A	10/01/22	--	17,427,192.81	17,388,923.19	10/01/21
18	300080018	RT	Riverdale	UT	Actual/360	4.100%	47,635.99	49,704.77	0.00	N/A	09/01/22	--	13,942,240.00	13,892,535.23	10/01/21
19	300080019	OF	Fishers	IN	Actual/360	4.169%	45,036.91	30,967.78	0.00	N/A	01/01/20	--	12,963,370.51	12,932,402.73	02/01/19
20	300080020	RT	Bronx	NY	Actual/360	4.064%	40,762.85	28,994.24	0.00	N/A	02/01/23	--	12,037,755.61	12,008,761.37	10/01/21
21	300080021	RT	West Caldwell	NJ	Actual/360	3.924%	45,777.08	0.00	0.00	N/A	01/01/23	--	14,000,000.00	14,000,000.00	10/01/21
22	1239375	OF	Houston	TX	Actual/360	4.050%	39,127.74	24,632.40	0.00	N/A	01/01/23	--	11,593,405.64	11,568,773.24	06/01/21
24	300080024	LO	Oxnard	CA	Actual/360	4.418%	33,201.66	30,975.43	0.00	N/A	01/01/23	--	9,019,126.40	8,988,150.97	10/01/21
25	300080025	MH	Watertown	NY	Actual/360	4.919%	24,491.96	12,925.95	0.00	N/A	01/01/23	--	5,974,862.34	5,961,936.39	10/01/21
26	300080026	MH	Berlin	MD	Actual/360	4.919%	14,430.58	7,615.94	0.00	N/A	01/01/23	--	3,520,369.61	3,512,753.67	10/01/21
27	300080027	OF	Fredericksburg	VA	Actual/360	4.233%	32,820.55	22,042.57	0.00	N/A	01/01/23	--	9,304,196.57	9,282,154.00	10/01/21
28	300080028	IN	West Palm Beach	FL	Actual/360	4.204%	29,733.06	20,415.13	0.00	N/A	11/01/22	--	8,487,077.49	8,466,662.36	10/01/21
29	300080029	RT	Austin	TX	Actual/360	4.155%	29,198.95	20,413.27	0.00	N/A	11/01/22	--	8,432,910.82	8,412,497.55	10/01/21
30	1239807	LO	Columbus	MS	Actual/360	4.530%	26,201.72	23,419.04	0.00	N/A	02/01/23	--	6,940,853.03	6,917,433.99	06/01/20
31	300080031	SS	Delray Beach	FL	Actual/360	4.490%	27,367.59	16,662.35	0.00	N/A	02/01/23	--	7,314,278.63	7,297,616.28	10/01/21
32	300080032	MH	Brooklyn	MD	Actual/360	4.141%	23,924.09	16,621.82	0.00	N/A	01/01/23	--	6,932,843.95	6,916,222.13	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	300080033	RT	Grand Chute	WI	Actual/360	4.793%	27,263.52	15,200.11	0.00	N/A	11/01/22	--	6,825,833.71	6,810,633.60	10/01/21
34	300080034	RT	Oak Park	IL	Actual/360	4.185%	23,144.24	15,907.13	0.00	N/A	12/01/22	--	6,636,340.08	6,620,432.95	10/01/21
35	300080035	SS	Lake Worth	FL	Actual/360	4.620%	23,564.63	13,945.71	0.00	N/A	11/01/22	--	6,120,684.00	6,106,738.29	10/01/21
36	300080036	OF	San Clemente	CA	Actual/360	4.220%	21,003.14	13,309.82	0.00	N/A	12/01/22	--	5,972,455.53	5,959,145.71	10/01/21
37	300080037	RT	Richmond	VA	Actual/360	4.847%	21,597.27	16,399.63	0.00	N/A	11/01/22	--	5,346,960.85	5,330,561.22	10/01/21
38	300080038	MH	Wilmington	NC	Actual/360	4.869%	22,350.83	11,997.59	0.00	N/A	01/01/23	--	5,508,521.66	5,496,524.07	10/01/21
39	300080039	SS	Paramount	CA	Actual/360	4.300%	19,389.03	12,777.61	0.00	N/A	12/01/22	--	5,410,893.39	5,398,115.78	10/01/21
40	1239529	Various Various		CT	Actual/360	4.535%	20,000.76	12,051.56	0.00	N/A	01/01/23	--	5,292,372.29	5,280,320.73	10/01/21
41	300080041	SS	Kenilworth	NJ	Actual/360	4.386%	15,067.82	23,775.94	0.00	N/A	10/01/22	--	4,122,522.14	4,098,746.20	10/01/21
42	300080042	MU	Buffalo	NY	Actual/360	4.862%	18,439.53	12,085.32	0.00	N/A	01/01/23	--	4,551,097.14	4,539,011.82	10/01/21
43	300080043	MF	Youngstown	OH	Actual/360	4.850%	17,615.57	14,345.99	0.00	N/A	01/01/23	--	4,358,490.41	4,344,144.42	03/01/20
44	300080044	LO	New Orleans	LA	Actual/360	4.759%	16,821.98	13,992.32	0.00	N/A	02/01/23	--	4,241,725.20	4,227,732.88	10/01/21
45	300080045	IN	Conroe	TX	Actual/360	4.550%	17,131.75	10,389.92	0.00	N/A	11/01/22	--	4,518,264.41	4,507,874.49	10/01/21
46	300080046	RT	Austin	TX	Actual/360	4.167%	15,148.47	10,423.91	0.00	N/A	01/01/23	--	4,362,409.36	4,351,985.45	10/01/21
47	300080047	MH	Rossville	GA	Actual/360	4.030%	8,893.50	17,978.36	0.00	N/A	12/01/22	--	2,648,187.87	2,630,209.51	10/01/21
48	300080048	SS	Clark	NJ	Actual/360	4.236%	11,904.40	19,638.49	0.00	N/A	10/01/22	--	3,372,352.41	3,352,713.92	10/01/21
50	300080050	RT	Easley	SC	Actual/360	4.084%	12,454.00	8,886.48	0.00	N/A	12/01/22	--	3,659,354.61	3,650,468.13	10/01/21
51	300080051	MH	Alden	NY	Actual/360	5.000%	12,259.87	6,260.48	0.00	N/A	02/01/23	--	2,942,367.76	2,936,107.28	10/01/21
52	300080052	RT	Winston Salem	NC	Actual/360	4.240%	8,827.31	5,913.33	0.00	N/A	01/01/23	--	2,498,295.90	2,492,382.57	10/01/21
54	300080054	MH	Horseheads	NY	Actual/360	4.724%	7,215.44	4,070.32	0.00	N/A	01/01/23	--	1,832,880.23	1,828,809.91	10/01/21
Totals							2,719,823.96	1,481,526.56	0.00				806,706,826.26	805,225,299.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,885,474.47	8,685,129.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,712,457.00	10,344,083.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	9,173,209.40	4,765,119.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,857,839.97	5,002,647.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	3,267,469.48	1,860,354.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,171,063.12	1,586,406.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,512,297.65	399,670.61	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,867,029.12	762,556.12	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,615,568.84	771,282.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,152,252.00	0.00	--	--	10/12/21	12,122,720.60	392,616.32	70,651.48	736,021.38	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	(94,748.00)	01/01/20	06/30/20	02/11/20	2,565,786.07	188,956.65	66,875.30	2,235,942.41	180,455.36	0.00
20	1,081,627.17	608,008.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,251,256.96	1,201,657.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,640,353.00	0.00	--	--	10/12/21	2,898,351.41	9,733.63	53,795.61	117,393.37	40,529.03	0.00
24	1,983,143.48	3,515,321.95	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	729,367.60	344,158.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	323,659.08	165,157.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,879,528.52	1,011,107.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	975,676.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	(142,092.00)	0.00	--	--	11/12/20	1,695,464.84	77,527.49	43,110.40	714,481.10	65,553.21	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	942,147.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	879,075.42	483,111.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	397,362.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	836,695.48	403,338.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	850,880.09	448,584.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,062,693.82	594,347.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	281,051.10	78,934.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,270,132.20	494,972.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	395,873.00	197,752.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	517,547.00	0.00	--	--	--	0.00	27,461.20	31,874.75	578,366.81	17,750.95	0.00
44	(47,527.99)	(32,452.09)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	619,515.53	327,524.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	227,129.85	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,167,014.60	547,189.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	358,080.00	358,080.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	193,096.04	110,863.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,263,454.28	45,564,651.87				19,282,322.92	696,295.29	266,307.55	4,382,205.07	304,288.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	4	38,994,737.27	4	38,994,737.27	1	12,932,402.73	0	0.00	0	0.00	0	0.00	4.045758%	4.005884%	14
09/17/21	0	0.00	1	11,593,405.64	3	27,518,756.58	4	39,112,162.22	1	12,963,370.51	0	0.00	0	0.00	0	0.00	4.045818%	4.005924%	15
08/17/21	0	0.00	1	11,616,652.70	3	27,607,656.39	2	23,235,464.39	1	12,992,731.65	0	0.00	0	0.00	0	0.00	4.045871%	4.004547%	16
07/16/21	1	11,639,818.97	0	0.00	3	27,696,203.32	1	16,324,684.87	1	13,021,987.77	0	0.00	0	0.00	1	30,962,092.26	4.045923%	4.004581%	17
06/17/21	0	0.00	0	0.00	3	27,787,957.65	0	0.00	1	13,052,645.39	0	0.00	0	0.00	0	0.00	4.079294%	4.038529%	18
05/17/21	0	0.00	1	16,431,207.16	2	11,444,581.73	0	0.00	1	13,081,687.19	0	0.00	0	0.00	0	0.00	4.079352%	4.038570%	19
04/16/21	2	21,094,181.73	0	0.00	2	11,481,640.17	0	0.00	1	13,112,138.13	0	0.00	0	0.00	0	0.00	4.079417%	4.028937%	20
03/17/21	1	4,620,150.17	0	0.00	2	11,517,072.56	0	0.00	1	13,140,967.11	0	0.00	0	0.00	0	0.00	4.079473%	4.028972%	21
02/18/21	1	4,633,154.49	0	0.00	3	28,151,566.05	0	0.00	1	13,174,253.55	0	0.00	0	0.00	0	0.00	4.079551%	4.029023%	22
01/15/21	0	0.00	1	4,644,235.22	3	28,237,953.97	0	0.00	1	13,202,860.34	0	0.00	0	0.00	0	0.00	4.079606%	4.029056%	23
12/17/20	1	4,655,269.75	0	0.00	3	28,323,998.99	0	0.00	1	13,231,364.80	0	0.00	0	0.00	0	0.00	4.079660%	4.029089%	24
11/18/20	1	4,666,885.93	0	0.00	3	28,413,341.43	0	0.00	1	13,261,297.53	0	0.00	0	0.00	0	0.00	4.079721%	4.029127%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	300080016	02/01/21	7	6	70,651.48	736,021.38	12,940.00	16,594,738.82	04/29/20	2		03/08/21
19	300080019	02/01/19	31	5	66,875.30	2,235,942.41	673,224.55	13,853,078.49	12/05/18	7			02/20/20
22	1239375	06/01/21	3	3	53,795.61	117,393.37	40,529.03	11,664,212.39	09/18/20	2		08/13/21
30	1239807	06/01/20	15	6	43,110.40	714,481.10	77,156.06	7,275,676.74	09/10/20	2		07/22/21
43	300080043	03/01/20	18	6	31,874.75	578,366.81	327,108.18	4,601,814.07	04/17/18	2		04/15/19
Totals					266,307.55	4,382,205.07	1,130,957.82	53,989,520.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		12,932,403	0	0		12,932,403
0 - 6 Months		0	0	0		0
7 - 12 Months		58,581,185	58,581,185	0		0
13 - 24 Months		733,711,712	694,716,974	0		38,994,737
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	805,225,300	753,298,160	0	0	0	51,927,140
Sep-21	806,706,826	754,631,294	0	0	0	52,075,533
Aug-21	808,117,042	755,900,001	0	11,616,653	4,372,192	36,228,196
Jul-21	809,522,326	757,164,316	11,639,819	0	11,371,518	29,346,673
Jun-21	842,018,228	801,177,625	0	0	27,787,958	13,052,645
May-21	843,475,764	802,518,288	0	16,431,207	11,444,582	13,081,687
Apr-21	844,999,353	799,311,393	21,094,182	0	11,481,640	13,112,138
Mar-21	846,446,366	817,168,176	4,620,150	0	11,517,073	13,140,967
Feb-21	848,102,925	802,143,951	4,633,154	0	28,151,566	13,174,254
Jan-21	849,538,977	803,453,927	0	4,644,235	28,237,954	13,202,860
Dec-20	850,969,961	804,759,328	4,655,270	0	28,323,999	13,231,365
Nov-20	852,467,945	806,126,420	4,666,886	0	28,413,341	13,261,298
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	300080016	16,164,385.62	16,594,738.82	5,700,000.00	08/25/21	1,152,252.00	0.82000	06/30/21	12/01/22	193
19	300080019	12,932,402.73	13,853,078.49	13,500,000.00	02/08/21	(190,537.19)	(0.31000)	06/30/20	01/01/20	254
22	1239375	11,568,773.24	11,664,212.39	17,925,000.00	11/08/12	1,640,353.00	2.14000	06/30/21	01/01/23	255
30	1239807	6,917,433.99	7,275,676.74	6,200,000.00	09/22/20	(142,092.00)	(0.24000)	06/30/21	02/01/23	195
43	300080043	4,344,144.42	4,601,814.07	6,100,000.00	07/28/21	517,547.00	1.35000	06/30/20	01/01/23	194
Totals		51,927,140.00	53,989,520.51	49,425,000.00		2,977,522.81

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	300080016	RT	SC	04/29/20	2

Loan transferred to ASC from CWCapital for special servicing on May 14, 2021. Receiver in place and judgment of foreclosure received. Borrower is cooperating in the foreclosure process for an October 2021 sale date.

19	300080019	OF	IN	12/05/18	7

The loan transferred in special servicing on 12/5/18 due to imminent monetary default. The subject is a 110,217 s.f. office building and located in Fishers (Indianapolis), IN. Occupancy is currently 26%.

								Per JLL market reports, the Fishers/Geist

submarket totals 3.2MM s.f. with a 28.9% vacancy rate and net absorption as of 2Q2021 is a positive 49K s.f. year to date. The Special Servicer will pursue stabilization of the property with backfilling vacant spaces.

22	1239375	OF	TX	09/18/20	2

The loan transferred to special servicing effective 9/29/2020 due to imminent monetary default. It remained P&I current until the June 2021 payment date. The 140,392 SF office property was built in 1981 (renovated in 2009) and is located in the

West chase area of Houston, TX. The building was 92% occupied as of December 2020 before losing its largest tenant representing over 55% of NRSF and over 70% of in-place rent, tendering a $1 million termination payment at the time it vacated the Property. The borrower has made several potential workout proposals, including a short sale DPO, an A/B note split, and a Forbearance, none of which were considered viable by the special servicer. The borrower has indicated

that it will cooperate with the appointment of a Receiver and foreclosure since the property cash flow is not sufficient to cover debt service; it is no longer interested in covering shortfalls or potential leasing costs. Loan is cash managed; the

Special Servicer is completing its due diligence in order to complete a foreclosure action by November 2021. The property was inspected on 10/12/20 and found to be in good overall condition with no deferred maintenance noted. Notice of

Substitute Trustee was delivered 8/13/2021.

30	1239807	LO	MS	09/10/20	2
SS continues to dual-track, while evaluating a modification proposal by Borrower.

43	300080043	MF	OH	04/17/18	2
Lender and Borrower working towards a settlement agreement whereby the loan is either paid off in full by year end or an unimpeded foreclosure and receivership is enforced.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	3,379.04	0.00	0.00	46,389.61	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	2,700.70	0.00	0.00	8,871.20	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,415.29	0.00	0.00	9,733.63	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,446.01	0.00	0.00	6,372.12	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	305.25	0.00	0.00	0.00	0.00	0.00	34,087.38	0.00
43	0.00	0.00	908.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,849.06	0.00	305.25	71,366.56	0.00	0.00	0.00	0.00	34,087.38	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		116,608.25

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28